Note 6 Guarantees Received (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Guarantees received [Line Items]
Impaired financial assets at amortised cost	€ 196,568	€ 189,602
Value of collateral [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	140,616	136,141
Value of collateral [Member] | Of which guarantees normal risks under special monitoring [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	13,890	14,274
Value of collateral [Member] | Of which guarantees non performing risks [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	3,985	4,035
Value of other guarantees [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	55,952	53,462
Value of other guarantees [Member] | Of which guarantees normal risks under special monitoring [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	4,848	4,864
Value of other guarantees [Member] | Of which guarantees non performing risks [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	€ 1,306	€ 1,226